FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21306
                                   ---------

                          FRANKLIN MUTUAL RECOVERY FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

              51 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2705
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (210) 912-2100
                                                           --------------

Date of fiscal year end: 03/31
                         -----

Date of reporting period: 12/31/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



FRANKLIN MUTUAL RECOVERY FUND

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2004

--------------------------------------------------------------------------------

CONTENTS
Statement of Investments ............................  3
Notes to Statement of Investments ...................  7

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      Franklin o Templeton o MUTUAL SERIES


                                          Quarterly Statement of Investments | 1

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FRANKLIN MUTUAL RECOVERY FUND

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     SHARES/WARRANTS/
                                                                                       COUNTRY           CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS AND OTHER EQUITY INTERESTS 44.7%
            AIRLINES 4.1%
        (a) Ace Aviation Holdings Inc. ...........................................     Canada             186,413      $  5,525,480
    (a),(b) Air Canada Inc., Contingent Distribution .............................     Canada           4,442,455                --
                                                                                                                       ------------
                                                                                                                          5,525,480
                                                                                                                       ------------
            COMMERCIAL BANKS .4%
        (a) Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 ......................      Japan             243,712           121,856
    (a),(c) Elephant Capital Holdings Ltd. .......................................      Japan                 286           380,589
                                                                                                                       ------------
                                                                                                                            502,445
                                                                                                                       ------------
            DIVERSIFIED FINANCIAL SERVICES
            London Stock Exchange PLC ............................................  United Kingdom          1,200            13,407
                                                                                                                       ------------
            DIVERSIFIED TELECOMMUNICATION SERVICES 6.4%
(a),(c),(d) AboveNet Inc. ........................................................  United States          39,586           948,615
(a),(b),(d) AboveNet Inc., Contingent Distribution ...............................  United States       2,387,000                --
        (a) MCI Inc. .............................................................  United States          79,296         1,598,608
            Sprint Corp. .........................................................  United States          45,700         1,135,645
    (a),(b) Telewest Communications PLC, Contingent Distribution .................  United Kingdom      1,290,000                --
            Telewest Global Inc. .................................................  United Kingdom        284,092         4,994,337
                                                                                                                       ------------
                                                                                                                          8,677,205
                                                                                                                       ------------
            ELECTRIC UTILITIES 2.0%
        (a) Aquila Inc. ..........................................................  United States         730,500         2,695,545
                                                                                                                       ------------
            FOOD PRODUCTS 1.2%
            Orkla ASA ............................................................     Norway              50,200         1,647,272
                                                                                                                       ------------
            HEALTH CARE EQUIPMENT & SUPPLIES 1.9%
            Guidant Corp. ........................................................  United States          36,000         2,595,600
                                                                                                                       ------------
            HEALTH CARE PROVIDERS & SERVICES 6.2%
        (a) Beverly Enterprises Inc. .............................................  United States         312,600         2,860,290
    (a),(d) Kindred Healthcare Inc. ..............................................  United States         103,800         2,953,369
    (a),(d) Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ...................  United States              83               515
            Select Medical Corp. .................................................  United States         144,800         2,548,480
                                                                                                                       ------------
                                                                                                                          8,362,654
                                                                                                                       ------------
            INSURANCE 6.0%
    (a),(c) Imagine Group Holdings Ltd. ..........................................     Bermuda            287,034         2,939,667
    (a),(c) Occum Acquisition Corp. ..............................................  United States          51,200         5,120,000
                                                                                                                       ------------
                                                                                                                          8,059,667
                                                                                                                       ------------
            MEDIA 5.1%
        (a) Hollinger Inc. .......................................................      Canada             116,800           648,104
            Hollinger International Inc. .........................................   United States         112,700         1,590,423
        (a) News Corp. Ltd., A ...................................................   United States          34,600           645,636
        (a) NTL Inc. .............................................................   United Kingdom         55,320         4,036,147
                                                                                                                        ------------
                                                                                                                           6,920,310
                                                                                                                        ------------
            METALS & MINING 1.8%
            Anglo American PLC ...................................................   United Kingdom        101,479         2,399,749
                                                                                                                        ------------
            MULTI-UTILITIES & UNREGULATED POWER 1.5%
        (a) NRG E nergy Inc. .....................................................   United States          55,002         1,982,822
                                                                                                                       ------------


                                          Quarterly Statement of Investments | 3

FRANKLIN MUTUAL RECOVERY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     SHARES/WARRANTS/
                                                                                       COUNTRY           CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
            PHARMACEUTICALS 2.5%
            Fujisawa Pharmaceutical Co. Ltd. .....................................      Japan              55,500      $  1,519,991
            Sanofi-Aventis .......................................................      France             23,174         1,849,090
            Yamanouchi Pharmaceutical Co. Ltd. ...................................      Japan                 600            23,374
                                                                                                                       ------------
                                                                                                                          3,392,455
                                                                                                                       ------------
            SOFTWARE 1.7%
    (a),(e) Symantec Corp. .......................................................  United States          48,900         1,259,664
    (a),(e) Veritas Software Corp. ...............................................  United States          37,900         1,082,045
                                                                                                                       ------------
                                                                                                                          2,341,709
                                                                                                                       ------------
            THRIFTS & MORTGAGE FINANCE 1.0%
            Bank Mutual Corp. ....................................................  United States         106,200         1,292,454
                                                                                                                       ------------
            TOBACCO 2.9%
            Imperial Tobacco Group PLC ...........................................  United Kingdom         55,412         1,517,773
            Reynolds American Inc. ...............................................  United States          29,500         2,318,700
                                                                                                                       ------------
                                                                                                                          3,836,473
                                                                                                                       ------------
            TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $53,248,169) ....                                       60,245,247
                                                                                                                       ------------
            PREFERRED STOCKS 2.5%
            ELECTRIC UTILITIES
        (a) Montana Power Co., 8.45%, pfd. .......................................  United States           1,020             8,415
                                                                                                                       ------------
            METALS & MINING 2.5%
    (a),(d) Esmark Inc., Series A, 10.00%, cvt. pfd. .............................  United States           3,318         3,317,600
                                                                                                                       ------------
            TOTAL PREFERRED STOCKS (COST $3,327,579) .............................                                        3,326,015
                                                                                                                       ------------

                                                                                                   -------------------
                                                                                                   PRINCIPAL AMOUNT(f)
                                                                                                   -------------------
            CORPORATE BONDS & NOTES 10.1%
            Calpine Generating Co., 144A, FRN, 11.169%, 4/01/11 ..................  United States     $   801,000           786,983
            Eurotunnel PLC, FRN
              6.347%, 12/31/18, Tier 2 ...........................................  United Kingdom          9,600 GBP        13,267
              6.347%, 12/31/25, Tier 3 ...........................................  United Kingdom      3,582,800 GBP     2,888,357
            Eurotunnel SA, FRN
              3.449%, 12/31/25, Tier 3 (LIBOR) ...................................      France          2,850,800 EUR     1,624,784
              3.453%, 12/31/25, Tier 3 (PIBOR) ...................................      France             41,370 EUR        23,578
            Guadalupe Power Partners LP,
              Power Sale Agreement, 6.00%, 9/21/06 ...............................  United States         261,300           229,944
              Term Loan, 4.313%, 9/21/06 .........................................  United States       1,931,024         1,699,301
            Motor Coach Industries International Inc., FRN, 15.40%, 10/01/08 .....  United States       2,850,677         2,850,677
            Reliant Energy Channelview LP Inc.,
              Revolver, 5.50%, 8/15/07 ...........................................  United States         151,600           128,860
              Term Loan A, 3.813%, 11/26/17 ......................................  United States       1,565,618         1,330,774
            Seton House Finance Ltd., zero cpn., 2/07/12 .........................  United Kingdom      5,782,000 EUR     2,000,774
                                                                                                                       ------------
            TOTAL CORPORATE BONDS & NOTES (COST $14,697,575) .....................                                       13,577,299
                                                                                                                       ------------


4 | Quarterly Statement of Investments

FRANKLIN MUTUAL RECOVERY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUNTRY     PRINCIPAL AMOUNT(f)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           BONDS & NOTES IN REORGANIZATION 21.0%
       (a) Adelphia Communications Corp.,
             9.25%, 10/01/02 ....................................................   United States     $ 1,987,000      $  1,912,487
             8.125%, 7/15/03 ....................................................   United States         950,000           897,750
             9.875%, 3/01/05 ....................................................   United States          22,000            21,175
             10.25%, 11/01/06 ...................................................   United States         369,000           360,697
             9.875%, 3/01/07 ....................................................   United States           3,000             2,887
             8.375%, 2/01/08 ....................................................   United States          31,000            29,373
             7.875%, 5/01/09 ....................................................   United States          12,000            11,220
             9.375%, 11/15/09 ...................................................   United States         232,000           230,260
             10.875%, 10/01/10 ..................................................   United States          57,000            56,715
       (a) Armstrong Holdings Inc.,
             6.50%, 8/15/05 .....................................................   United States       1,273,000           926,108
             9.75%, 4/15/08 .....................................................   United States          42,000            30,555
             Revolver, 10/29/03 .................................................   United States          42,075            29,032
             Trade Claim ........................................................   United States       4,131,400         2,891,980
       (a) Century Communications Corp.,
             9.50%, 3/01/05 .....................................................   United States       1,595,000         1,937,925
             8.875%, 1/15/07 ....................................................   United States          15,000            18,075
             8.75%, 10/01/07 ....................................................   United States          29,000            34,220
             8.375%, 12/15/07 ...................................................   United States       1,699,000         2,030,305
             Series B, zero cpn., 1/15/08 .......................................   United States          51,000            35,955
             zero cpn., 3/15/03 .................................................   United States          33,000            35,145
       (a) Mirant Americas Generation Inc.,
             7.625%, 5/01/06 ....................................................   United States          18,000            19,440
             8.30%, 5/01/11 .....................................................   United States          73,000            77,563
             9.125%, 5/01/31 ....................................................   United States          57,000            59,708
       (a) Mirant Corp.,
             senior note, 144A, 7.90%, 7/15/09 ..................................   United States       1,258,000           943,500
             Tranche C Revolver .................................................   United States          11,009             7,596
             4 Year Revolver, 7/17/05 ...........................................   United States         132,599           100,112
             364 Day Revolver ...................................................   United States       4,436,350         3,083,263
       (a) Owens Corning, Revolver ..............................................   United States       6,654,539         5,922,539
       (a) Teco Panda,
             Bank Claim .........................................................   United States          33,680            20,208
             Bank Claim #2 ......................................................   United States       2,120,250         1,335,758
             Bank Claim #3 ......................................................   United States          80,920            80,920
             Debt Service Reserve L/C Loan ......................................   United States          40,100            25,263
             Project L/C Loan Facility ..........................................   United States         283,660           178,706
           Trump Atlantic,
             11.25%, 5/01/06 ....................................................   United States       4,055,000         3,887,731
             Series B, 11.25%, 5/01/06 ..........................................   United States       1,088,000         1,043,120
             Series B, 144A, 11.25%, 5/01/06 ....................................   United States           7,000             6,711
                                                                                                                       ------------
          TOTAL BONDS & NOTES IN REORGANIZATION (COST $23,844,604) ..............                                        28,284,002
                                                                                                                       ------------


                                          Quarterly Statement of Investments | 5

FRANKLIN MUTUAL RECOVERY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUNTRY     PRINCIPAL AMOUNT(f)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           GOVERNMENT AGENCIES (COST $26,974,929) 20.0%
       (g) Federal Home Loan Bank, 1.250% - 2.264%, 1/03/05 - 2/11/05 ...........   United States     $27,000,000      $ 26,979,142
                                                                                                                       ------------
           Total Investments (Cost $122,092,856) 98.3% ..........................                                       132,411,705
           OPTIONS WRITTEN ......................................................                                            (7,240)
           SECURITIES SOLD SHORT (1.8)% .........................................                                        (2,430,072)
           NET EQUITY IN FORWARD CONTRACTS (.3)% ................................                                          (333,888)
           OTHER ASSETS, LESS LIABILITIES 3.8% ..................................                                         5,094,701
                                                                                                                       ------------
           NET ASSETS 100.0% ....................................................                                      $134,735,206
                                                                                                                       ============

                                                                                                    -----------------
                                                                                                        CONTRACTS
                                                                                                    -----------------
           OPTIONS WRITTEN
           SOFTWARE
                                                                                                               28
           Symantec Corp., Jan. 25.00 Calls, 1/21/05 ............................   United States                      $      4,200
           Symantec Corp., Jan. 27.50 Calls, 1/21/05 ............................   United States              20               820
           Veritas Software Corp., Jan. 30.00 Calls, 1/21/05 ....................   United States              37             2,220
                                                                                                                       ------------
                                                                                                                              7,240
                                                                                                                       ------------
           TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $6,624) .....................                                      $      7,240
                                                                                                                       ------------

                                                                                                    -----------------
                                                                                                          SHARES
                                                                                                    -----------------
           SECURITIES SOLD SHORT 1.8%
           COMMUNICATIONS EQUIPMENT .2%

           Tellabs Inc. .........................................................   United States          29,702      $    255,140
                                                                                                                       ------------
           DIVERSIFIED FINANCIAL SERVICES 1.0%
           Nasdaq 100 ...........................................................   United States          32,800         1,309,376
                                                                                                                       ------------
           PHARMACEUTICALS .6%
           Johnson & Johnson ....................................................   United States          13,648           865,556
                                                                                                                       ------------
           TOTAL SECURITIES SOLD SHORT (PROCEEDS $2,416,938) ....................                                      $  2,430,072
                                                                                                                       ============

CURRENCY ABBREVIATIONS: | EURO - Euro | GBP - British Pound

(a)   Non-income producing.

(b) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c)   See Note 2 regarding restricted securities.

(d)   See Note 3 regarding other considerations.

(e)   A portion of the security held in connection with open option contracts.

(f)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(g) A portion of the security segregated with broker for securities sold short.


6 | Quarterly Statement of Investments

FRANKLIN MUTUAL RECOVERY FUND

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Mutual Recovery Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company.

1. INCOME TAXES

At December 31, 2004 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ................................   $ 122,242,468
                                                       =============
Unrealized appreciation ............................   $  12,725,038
Unrealized depreciation ............................      (2,555,801)
                                                       -------------
Net unrealized appreciation (depreciation) .........   $  10,169,237
                                                       =============

2. RESTRICTED SECURITIES

At December 31, 2004, the fund held investments in restricted and illiquid securities, as follows:

-----------------------------------------------------------------------------------------------
                                                        ACQUISITION
 SHARES     ISSUER                                          DATE          COST          VALUE
-----------------------------------------------------------------------------------------------
   39,586   AboveNet Inc. ............................    9/03/03      $1,511,610    $  948,615
      286   Elephant Capital Holdings Ltd. ...........    10/22/03        286,248       380,589
  287,034   Imagine Group Holdings Ltd. ..............    8/31/04       2,939,659     2,939,667
   51,200   Occum Acquisition Corp. ..................    7/27/04       5,120,000     5,120,000
                                                                                     ----------
TOTAL RESTRICTED SECURITIES (6.97% OF NET ASSETS) ....                               $9,388,871
                                                                                     ==========

3. OTHER CONSIDERATIONS

Franklin Mutual, as the Fund's Manager, may serve as a member on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. At December 31, 2004, the Manager serves in one or more of these capacities for Kindred Healthcare Inc., AboveNet Inc, and Esmark Inc. As a result of this involvement, the Manager may be in possession of certain material non-public information, which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.


                                          Quarterly Statement of Investments | 7




ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL RECOVERY FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date February 18, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date February 18, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  February 18, 2005